Provision for Sales Returns (Details) - Schedule of provision for sales returns - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Sales return provision due to the ongoing COVID-19 pandemic
Carrying amount at the start of the year	$ 213,024
Sales return provision recognized	71,025	213,024
Sales return made during the year	(188,118)
Carrying amount at the end of the year	$ 95,931	$ 213,024